UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: February 28, 2014
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 146.8%

                 AEROSPACE & DEFENSE - 2.5%
$     1,775,510  Beechcraft Holdings, Loan ..................................     5.75%         02/14/20     $   1,775,510
      1,185,000  Booz Allen Hamilton, Inc., Refinance Tranche B .............     3.75%         07/31/19         1,189,693
      2,797,043  DynCorp International, Inc., Term Loan .....................     6.25%         07/07/16         2,809,294
      4,275,310  Transdigm, Inc., Term Loan C ...............................     3.75%         02/28/20         4,291,342
                                                                                                             -------------
                                                                                                                10,065,839
                                                                                                             -------------

                 AGRICULTURAL PRODUCTS - 1.0%
      3,910,723  Pinnacle Operating Corp., Term Loan B ......................     4.75%         11/15/18         3,925,388
                                                                                                             -------------

                 ALTERNATIVE CARRIERS - 2.8%
      1,314,310  DigitalGlobe, Inc., Term Loan ..............................     3.75%         01/31/20         1,312,667
      5,681,629  Intelsat Jackson Holdings S.A., Term Loan B-2 ..............     3.75%         06/30/19         5,719,185
      1,000,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan ..........     4.00%         01/15/20         1,002,500
      3,383,491  Telesat Canada, U.S. Term B-2 Loan .........................     3.50%         03/28/19         3,379,262
                                                                                                             -------------
                                                                                                                11,413,614
                                                                                                             -------------

                 ALUMINUM - 0.5%
      2,083,409  Constellium Holdco B.V., Initial Dollar Term Loan ..........     6.00%         03/25/20         2,125,077
                                                                                                             -------------

                 APPAREL RETAIL - 1.0%
      2,717,302  Collective Brands, Inc., 2019 Term Loan ....................     7.25%         10/09/19         2,717,302
      1,246,875  Nieman Marcus Group, Inc., Term Loan .......................     5.00%         10/25/20         1,260,778
                                                                                                             -------------
                                                                                                                 3,978,080
                                                                                                             -------------

                 APPLICATION SOFTWARE - 3.7%
      3,848,601  Eagle Parent, Inc., Term B-2 Loan ..........................     4.00%         05/16/18         3,866,882
      1,633,773  Flexera Software, LLC, Term Loan ...........................     5.00%         03/13/19         1,640,586
        600,000  Genesys, Delayed Draw Term Loan ............................     4.50%         10/21/20           601,248
        300,000  Genesys, Incremental Term Loan .............................     4.50%         10/21/20           300,624
      3,488,931  Infor, Inc., Tranche B-5 Term Loan .........................     3.75%         06/03/20         3,481,674
      1,674,510  Mitchell International, Initial Term Loan ..................     4.50%         10/12/20         1,678,696
      1,795,625  Triple Point Technology, Term Loan B .......................     5.25%         07/10/20         1,657,954
      1,089,000  Verint Systems, Inc., Refinanced Term Loan
                     (January 2014) .........................................     3.75%         09/06/19         1,091,178
        400,000  Verint Systems, Inc., Tranche B Incremental
                     Term Loan ..............................................     3.50%         08/03/20           400,000
                                                                                                             -------------
                                                                                                                14,718,842
                                                                                                             -------------

                 ASSET MANAGEMENT & CUSTODY BANKS - 3.2%
      3,007,747  Hamilton Lane Advisors, LLC, Loan ..........................     5.25%         02/28/18         3,007,747
      1,521,596  Harbourvest Partners L.P., Term Loan .......................     3.25%         02/04/21         1,519,694
      1,527,070  Mondrian Investment Partners Ltd., Term Loan B .............     4.00%         03/05/20         1,527,070
         63,912  Munder Capital Management, Incremental Term Loan ...........     6.00%         03/23/15            63,952


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 ASSET MANAGEMENT & CUSTODY BANKS (CONTINUED)
$     6,704,791  Nuveen Investments, Inc., Tranche B
                     (First-Lien) Term Loan .................................     4.15%         05/13/17     $   6,690,845
                                                                                                             -------------
                                                                                                                12,809,308
                                                                                                             -------------

                 AUTO PARTS & EQUIPMENT - 3.7%
        895,500  Affinia Group, Inc., Tranche B-2 Term Loan .................     4.75%         04/25/20           896,243
      2,945,820  ASP HHI Acquisition, Co., Inc., Additional
                     Term Loan ..............................................     5.00%         10/05/18         2,955,041
        987,507  August U.S. Holding Company, Inc., US Term
                     B-1 (First Lien) .......................................     5.00%         04/27/18           991,210
      2,360,056  Metaldyne, LLC, Term Loan B (February 2014) ................     4.25%         12/31/18         2,377,756
      1,732,500  Remy International, Inc., Term B Loan 2013 .................     4.25%         03/05/20         1,738,997
      2,970,000  Sequa Automotive Group, Term Loan ..........................     6.25%         11/15/18         2,984,850
      1,305,855  Tomkins, PLC, Term B-2 Loan ................................     3.75%         09/29/16         1,308,794
      1,559,663  Tower Automotive Holdings USA, LLC, Initial
                     Term Loan (2014) .......................................     4.00%         04/23/20         1,559,647
                                                                                                             -------------
                                                                                                                14,812,538
                                                                                                             -------------

                 AUTOMOBILE MANUFACTURERS - 1.4%
      4,122,066  Chrysler Group, LLC, Term Loan B ...........................     3.50%         05/24/17         4,129,775
      1,400,000  Chrysler Group, LLC, Tranche B Term Loan ...................     3.25%         12/31/18         1,392,748
                                                                                                             -------------
                                                                                                                 5,522,523
                                                                                                             -------------

                 AUTOMOTIVE RETAIL - 1.3%
        598,500  Britax Group, (First Lien) Term Loan B .....................     4.50%         10/15/20           601,277
      1,855,952  KAR Auction Services, Inc., Term Loan B ....................     3.75%         05/19/17         1,856,731
      2,715,625  Pilot Travel Centers, LLC, First Amendment
                     Tranche B Term Loan ....................................     4.25%         08/07/19         2,734,227
                                                                                                             -------------
                                                                                                                 5,192,235
                                                                                                             -------------

                 BROADCASTING - 7.4%
      1,690,667  Clear Channel Communications, Inc., Tranche
                     B Term Loan ............................................     3.80%         01/29/16         1,659,728
      4,986,742  Clear Channel Communications, Inc., Tranche
                     D Term Loan ............................................     6.90%         01/30/19         4,893,241
      2,976,403  Cumulus Media Holdings, Inc., Term Loan ....................     4.25%         12/23/20         2,993,160
      1,441,153  Hubbard Radio, LLC, Tranche 1 Term Loan ....................     4.50%         04/29/19         1,446,557
      2,100,041  LIN Television Corp., Replacement Tranche B
                     Term Loan ..............................................     4.00%         12/21/18         2,097,415
      2,000,000  Media General, Inc., Term B Loan ...........................     4.25%         07/31/20         2,016,260
      1,334,680  Mission Broadcasting, Inc., Term B-2 Loan ..................     3.75%         10/01/20         1,336,322
      4,292,873  NEP Holdco, Inc., Amendment No. 3
                     Incremental Term Loan (First Lien) .....................     4.25%         01/31/20         4,303,606
        257,143  NEP Holdco, Inc., Term Loan (Second Lien) ..................     9.50%         07/22/20           262,929
        972,840  Nexstar Broadcasting, Inc., Term Loan B-2 ..................     3.75%         09/30/20           974,961
      1,950,000  Raycom TV Broadcasting, LLC, Tranche B Term
                     Loan ...................................................     4.25%         05/31/17         1,950,000
        992,500  Univision Communications, Inc., 2013
                     Incremental Term Loan ..................................     4.00%         03/01/20           993,899


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 BROADCASTING (CONTINUED)
$     4,844,827  Univision Communications, Inc., Term Loan C-4 ..............     4.00%         03/01/20     $   4,856,164
                                                                                                             -------------
                                                                                                                29,784,242
                                                                                                             -------------

                 BUILDING PRODUCTS - 0.8%
        333,333  Quikrete Companies, Inc., Initial Loan
                     (Second Lien) ..........................................     7.00%         03/26/21           342,917
      1,382,441  Quikrete Holdings, Inc., Initial Loan (First
                     Lien) ..................................................     4.00%         09/28/20         1,385,317
      1,312,114  Unifrax Holding Co., New Term Dollar Loan ..................     4.25%         11/28/18         1,316,050
                                                                                                             -------------
                                                                                                                 3,044,284
                                                                                                             -------------

                 CASINOS & GAMING - 8.5%
      2,997,500  Bally Technologies, Inc., Term B Loan ......................     4.25%         11/25/20         3,013,986
      6,296,777  Caesars Entertainment Operating Company,
                     Inc., Term B-6 Loan ....................................     5.49%         01/28/18         6,017,011
      5,150,000  Caesars Entertainment Resort Properties,
                     LLC, Term B Loan .......................................     7.00%         10/11/20         5,226,323
      2,071,429  City Center Holdings, LLC, Term Loan B
                     (First Lien) ...........................................     5.00%         10/16/20         2,090,527
      1,990,000  Pinnacle Entertainment, Inc., Tranche B-2
                     Term Loan ..............................................     3.75%         08/13/20         1,991,871
      3,743,704  ROC Finance, LLC, Funded Term B Loan .......................     5.00%         06/20/19         3,645,432
      9,464,286  Scientific Games International, Inc.,
                     Initial Term Loan ......................................     4.25%         10/18/20         9,465,705
      2,643,342  Station Casinos, Inc., B Term Loan .........................     5.00%         03/02/20         2,644,161
                                                                                                             -------------
                                                                                                                34,095,016
                                                                                                             -------------

                 COAL & CONSUMABLE FUELS - 0.7%
      2,722,971  Arch Coal, Inc., Term Loan .................................     6.25%         05/16/18         2,684,550
                                                                                                             -------------

                 COMMERCIAL PRINTING - 0.8%
      1,828,333  Cenveo Corp., Term B Loan ..................................     6.25%         02/13/17         1,844,331
      1,283,333  SGS International, Inc., Term Loan .........................  4.25%-5.50%      10/17/19         1,288,146
                                                                                                             -------------
                                                                                                                 3,132,477
                                                                                                             -------------

                 COMMODITY CHEMICALS - 0.8%
      3,382,544  Tronox, Inc., New Term Loan ................................     4.50%         03/19/20         3,391,948
                                                                                                             -------------

                 COMMUNICATIONS EQUIPMENT - 0.6%
      2,101,350  Alcatel-Lucent USA, Inc., New Term Loan C ..................     4.50%         01/30/19         2,118,959
        450,000  Mitel Networks, Term Loan ..................................     5.25%         01/31/20           453,749
                                                                                                             -------------
                                                                                                                 2,572,708
                                                                                                             -------------

                 COMPUTER HARDWARE - 0.7%
        637,814  Dell International, Term B Loan ............................     4.50%         04/29/20           635,876
      2,254,688  Dell International, Term C Loan ............................     3.75%         10/29/18         2,251,508
                                                                                                             -------------
                                                                                                                 2,887,384
                                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 CONSTRUCTION & ENGINEERING - 0.5%
$     2,073,750  WireCo Worldgroup, Inc., Term Loan .........................     6.00%         02/15/17     $   2,084,119
                                                                                                             -------------

                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.3%
      1,153,253  Navistar International Corp., Tranche B Term Loan ..........     5.75%         08/17/17         1,168,153
                                                                                                             -------------

                 CONSUMER FINANCE - 2.8%
      5,302,555  Altisource Solutions S.a.r.l., Term B Loan .................     4.50%         12/09/20         5,315,812
      1,741,250  Home Loan Servicing Solutions, Ltd., Initial
                     Term Loan ..............................................     4.75%         06/26/20         1,746,700
        926,333  Ocwen Loan Servicing, LLC, Initial Term Loan ...............     5.00%         02/15/18           932,688
      3,228,755  Walter Investment Management Corp., Tranche
                     B Term Loan ............................................     4.75%         12/18/20         3,212,611
                                                                                                             -------------
                                                                                                                11,207,811
                                                                                                             -------------

                 DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
      3,462,526  Harland Clarke Holdings Corp., Tranche B-2
                     Term Loan ..............................................     5.50%         06/30/17         3,460,379
                                                                                                             -------------

                 DISTRIBUTORS - 0.1%
        507,858  Wesco Distribution, Inc., Tranche B-1 Loan .................     3.75%         12/12/19           508,493
                                                                                                             -------------

                 DIVERSIFIED CHEMICALS - 2.2%
      3,250,000  Huntsman International, LLC, Term Loan B ...................     3.75%         10/31/20         3,253,055
      3,173,319  INEOS US Finance, LLC, Term Loan B .........................     3.75%         05/04/18         3,164,497
      2,369,508  Univar, Inc., Term B Loan ..................................     5.00%         06/30/17         2,353,822
                                                                                                             -------------
                                                                                                                 8,771,374
                                                                                                             -------------

                 DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
      1,047,362  Starwood Property Trust, Term Loan .........................     3.50%         04/19/20         1,043,759
                                                                                                             -------------

                 DIVERSIFIED REITS - 0.8%
      3,207,990  iStar Financial, Inc., Loan ................................     4.50%         10/15/17         3,214,021
                                                                                                             -------------

                 DIVERSIFIED SUPPORT SERVICES - 0.5%
      2,057,143  SMG, Term Loan B ...........................................     4.50%         02/15/20         2,062,286
                                                                                                             -------------

                 EDUCATION SERVICES - 0.2%
        616,000  Bright Horizons Family Solutions, LLC, Term ................  4.00%-5.25%      01/30/20           616,899
                     B Loan
                                                                                                             -------------

                 ELECTRIC UTILITIES - 0.7%
      1,000,000  Texas Competitive Electric Holdings Company,
                     LLC, 2014 Term Loan (Non-Extending) ....................     3.74%         10/10/14           698,130
      3,241,410  Texas Competitive Electric Holdings Company,
                     LLC, Term Loan .........................................  3.70%-3.78%      10/10/14         2,262,925
                                                                                                             -------------
                                                                                                                 2,961,055
                                                                                                             -------------

                 ENVIRONMENTAL & FACILITIES SERVICES - 2.0%
      2,545,714  ADS Waste Holdings, Inc., Initial Tranche
                     B-2 Term Loan ..........................................     3.75%         10/09/19         2,543,245


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 ENVIRONMENTAL & FACILITIES SERVICES (CONTINUED)
$     4,006,550  EnergySolutions, LLC, Term Loan ............................     6.75%         08/15/16     $   4,033,274
      1,600,000  WTG Holdings III Corp., Term Loan (First Lien) .............     4.75%         01/15/21         1,604,000
                                                                                                             -------------
                                                                                                                 8,180,519
                                                                                                             -------------

                 FOOD RETAIL - 0.2%
        750,000  Arby's Restaurant Group, Inc., Term Loan ...................     5.00%         11/15/20           753,750
                                                                                                             -------------

                 HEALTH CARE EQUIPMENT - 5.0%
      1,955,000  Alere, Inc., B Term Loan ...................................     4.25%         06/30/17         1,963,152
      1,960,000  Alere, Inc., Incremental B-1 Term Loan .....................     4.25%         06/30/17         1,968,173
        491,250  Alere, Inc., Incremental B-2 Term Loan .....................     4.25%         06/30/17           493,299
      2,126,041  Biomet, Inc., Dollar Term B-2 Loan .........................  3.65%-3.75%      07/25/17         2,128,912
      4,301,570  DJO Finance, LLC, Term Loan B ..............................     4.75%         09/15/17         4,323,078
      1,500,000  Ikaria, Initial Term Loan (First Lien) .....................     5.00%         02/12/21         1,508,445
      4,233,555  Kinetic Concepts, Inc., Dollar Term E-1 Loan ...............     4.00%         05/04/18         4,245,917
      3,168,750  Onex Carestream Finance LP, Term Loan (First
                     Lien 2013) .............................................     5.00%         06/07/19         3,204,398
                                                                                                             -------------
                                                                                                                19,835,374
                                                                                                             -------------

                 HEALTH CARE FACILITIES - 2.2%
      2,000,000  CHS/Community Health Systems, Inc., 2021
                     Term D Loan ............................................     4.25%         01/27/21         2,016,660
        920,679  Select Medical Corp., Series C Tranche B
                     Term Loan ..............................................  4.00%-5.25%      06/01/18           923,745
      1,955,175  Surgical Care Affiliates, Inc., Class C
                     Incremental ............................................     4.25%         06/30/18         1,953,552
      1,002,502  Surgical Care Affiliates, LLC, Class B Term
                     Loan - Extending .......................................     4.25%         12/29/17         1,005,008
      2,903,360  United Surgical Partners International,
                     Inc., New Tranche B Term Loan ..........................     4.75%         04/03/19         2,920,287
                                                                                                             -------------
                                                                                                                 8,819,252
                                                                                                             -------------

                 HEALTH CARE SERVICES - 6.2%
      1,428,571  CareCore National, LLC, Term Loan B ........................     5.50%         02/28/21         1,436,614
      1,986,462  CHG Healthcare Services, Term Loan (First
                     Lien) ..................................................     4.25%         11/19/19         1,995,163
      2,821,500  Davita, Inc., Tranche B-2 Term Loan ........................     4.00%         11/01/19         2,830,331
      4,220,531  Envision Healthcare Corp., Initial Term Loan ...............     4.00%         05/25/18         4,228,128
      2,150,000  Gentiva Health Services, Inc., Initial Term
                     C Loan .................................................     5.75%         10/18/18         2,147,313
      2,087,359  Healogics, Inc., Term B Loan (First Lien) ..................     5.25%         02/05/19         2,095,187
      1,930,511  Heartland Dental Care, LLC, Term Loan B ....................     5.50%         12/21/18         1,944,179
      3,460,057  Sheridan Holdings, Inc., Term Loan B
                     (February 2013) ........................................     4.50%         06/29/18         3,473,759


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 HEALTH CARE SERVICES (CONTINUED)
$     4,478,775  U.S. Renal Care, Inc., Term Loan B .........................     4.25%         07/03/19     $   4,506,767
                                                                                                             -------------
                                                                                                                24,657,441
                                                                                                             -------------

                 HEALTH CARE SUPPLIES - 1.5%
        410,250  1-800 Contacts, Term Loan (First Lien) .....................     4.25%         01/31/21           411,276
      2,000,000  BSN Medical Acquisition Holding GmBH, New
                     Term Loan B1 ...........................................     4.00%         06/08/19         2,007,000
      2,005,880  ConvaTec, Inc., Term Loan B (New) ..........................     4.00%         12/22/16         2,015,067
      1,627,480  Sage Products, Inc., Replacement Term Loan
                     (First Lien) ...........................................     4.25%         12/13/19         1,632,574
                                                                                                             -------------
                                                                                                                 6,065,917
                                                                                                             -------------

                 HEALTH CARE TECHNOLOGY - 2.2%
        750,000  Healthport, Term Loan B ....................................     5.25%         10/04/19           753,750
        640,000  MedAssets, Inc., Term B Loan ...............................     4.00%         12/13/19           641,799
      2,437,500  Trizetto Group, Inc., Term Loan ............................     4.75%         05/02/18         2,420,754
      2,000,000  Trizetto Group, Inc., Term Loan (Second
                     Lien) ..................................................     8.50%         03/28/19         1,950,000
      2,962,575  Truven Health Analytics, Inc., Term Loan B .................     4.50%         05/31/19         2,968,500
                                                                                                             -------------
                                                                                                                 8,734,803
                                                                                                             -------------

                 HOMEFURNISHING RETAIL - 1.3%
      2,327,038  Serta Simmons Holdings, LLC, Term Loan B ...................     4.25%         10/01/19         2,340,326
      3,000,000  Tempur-Pedic International, Inc., New Term B Loan ..........     3.50%         03/18/20         2,997,750
                                                                                                             -------------
                                                                                                                 5,338,076
                                                                                                             -------------

                 HOTELS, RESORTS & CRUISE LINES - 1.7%
      6,052,632  Hilton Worldwide, Term Loan ................................     3.75%         10/25/20         6,070,668
        800,000  LaQuinta, Term Loan B ......................................     4.00%         02/28/21           801,600
                                                                                                             -------------
                                                                                                                 6,872,268
                                                                                                             -------------

                 HOUSEHOLD APPLIANCES - 0.2%
        600,000  Alliance Laundry Systems, LLC, Initial Term
                     Loan (First Lien) ......................................     4.25%         12/10/18           602,250
                                                                                                             -------------

                 HYPERMARKETS & SUPER CENTERS - 2.5%
      2,500,000  BJ's Wholesale Club, Inc., 2013 (November)
                     Replacement Loan (Second Lien) .........................     8.50%         03/26/20         2,564,850
      7,594,115  BJ's Wholesale Club, Inc., New 2013
                     (November) Replacement Loan (First Lien) ...............     4.50%         09/26/19         7,635,882
                                                                                                             -------------
                                                                                                                10,200,732
                                                                                                             -------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.3%
      3,047,750  AES Corp., 2013 Other Term Loan ............................     3.75%         06/01/18         3,057,077
      1,382,500  Calpine Corp., Term Loan ...................................     4.00%         10/09/19         1,388,334
      1,950,000  Calpine Corp., Term Loan (June 2011) .......................     4.00%         04/01/18         1,954,329


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (CONTINUED)
$     2,472,195  Freif North American Power I, LLC, Term B-1 Loan ...........     4.75%         03/29/19     $   2,490,736
        392,529  Freif North American Power I, LLC, Term C-1 Loan ...........     4.75%         03/29/19           395,473
                                                                                                             -------------
                                                                                                                 9,285,949
                                                                                                             -------------

                 INDUSTRIAL CONGLOMERATES - 1.3%
      1,291,291  Accudyne Industries, LLC, Refinancing Term Loan ............     4.00%         12/13/19         1,292,893
      1,975,050  Gardner Denver, Inc., Initial Dollar Term Loan .............     4.25%         07/30/20         1,965,925
      2,035,539  Tomkins Air Distribution, Term Loan B ......................     4.25%         11/09/18         2,043,172
                                                                                                             -------------
                                                                                                                 5,301,990
                                                                                                             -------------

                 INDUSTRIAL MACHINERY - 1.2%
      2,673,612  Husky Injection Molding Systems Ltd., New
                     Term Loan ..............................................     4.25%         06/30/18         2,684,654
      2,111,056  Mirror Bidco Corp., Term Loan B ............................     4.25%         12/28/19         2,120,724
                                                                                                             -------------
                                                                                                                 4,805,378
                                                                                                             -------------

                 INSURANCE BROKERS - 3.9%
      3,341,941  Amwins Group, LLC, New Term Loan (First
                     Lien) ..................................................     5.00%         09/06/19         3,362,828
      3,056,178  Confie Seguros Holding II Co., Term B Loan
                     (First Lien) ...........................................     5.75%         11/09/18         3,058,470
      2,089,500  Cooper Gay Swett & Crawford, Ltd., Term Loan
                     (First Lien) ...........................................     5.00%         04/16/20         2,056,423
        720,000  Cooper Gay Swett & Crawford, Ltd., Term Loan
                     (Second Lien) ..........................................     8.25%         10/16/20           693,900
      1,396,500  HUB International Limited, Term Loan B .....................     4.75%         10/02/20         1,408,133
      4,900,593  USI, Inc., Initial Term Loan ...............................     4.25%         12/27/19         4,918,970
                                                                                                             -------------
                                                                                                                15,498,724
                                                                                                             -------------

                 INTEGRATED TELECOMMUNICATION SERVICES - 2.1%
      3,554,375  Avaya, Inc., Term B-3 Loan .................................     4.73%         10/26/17         3,458,656
      2,992,500  Cincinnati Bell, Inc., Tranche B Term Loan .................     4.00%         09/10/20         2,988,759
      1,975,055  Hawaiian Telcom Communications, Inc., Term Loan ............     5.00%         06/06/19         1,983,074
                                                                                                             -------------
                                                                                                                 8,430,489
                                                                                                             -------------

                 INTERNET SOFTWARE & SERVICES - 0.4%
      1,400,000  Dealertrack Technologies, Inc., Term Loan B ................     3.50%         02/28/21         1,407,000
                                                                                                             -------------

                 IT CONSULTING & OTHER SERVICES - 0.4%
      1,522,500  Sirius Computer Solutions, Inc., Term Loan .................     7.00%         12/07/18         1,541,531
                                                                                                             -------------

                 LEISURE FACILITIES - 0.3%
      1,319,764  Six Flags, Inc., Term Loan (December 2013) .................  3.50%-5.00%      12/20/18         1,326,363
                                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 LIFE & HEALTH INSURANCE - 0.4%
$     1,589,483  CNO Financial Group, Inc., Tranche B-2 Term Loan ...........     3.75%         09/28/18     $   1,585,509
                                                                                                             -------------

                 LIFE SCIENCES TOOLS & SERVICES - 4.8%
      1,937,278  inVentiv Health, Inc., Consolidated Term Loan ..............     7.50%         08/04/16         1,933,404
        533,246  inVentiv Health, Inc., Term B-3 Loan .......................     7.75%         05/15/18           528,915
     10,000,000  Ortho-Clinical Diagnostics, Inc., Bridge
                     Loan (Delayed Draw) ....................................     7.00%         02/28/22         9,950,000
      2,310,000  Pharmaceutical Products Development, Inc.,
                     2013 Term Loan .........................................     4.00%         12/05/18         2,319,009
      4,407,177  Quintiles Transnational Holdings, Inc., Term
                     B-3 Loan ...............................................     3.75%         06/08/18         4,411,540
                                                                                                             -------------
                                                                                                                19,142,868
                                                                                                             -------------

                 MANAGED HEALTH CARE - 0.7%
      2,665,901  MultiPlan, Inc., Term B-1 Loan .............................     4.00%         08/26/17         2,666,994
                                                                                                             -------------

                 METAL & GLASS CONTAINERS - 2.0%
        400,000  Ardagh Holdings USA, Inc., (First Lien) Term
                     Loan B .................................................     4.00%         12/17/19           401,500
        550,000  Ardagh Holdings USA, Inc., Term Loan .......................     4.25%         12/17/19           551,375
      1,791,000  Berlin Packaging, LLC, Term Loan B .........................     4.75%         04/02/19         1,801,442
      2,250,000  Filtration Group, Initial Term Loan (Second
                     Lien) ..................................................     8.25%         11/22/21         2,297,812
      2,852,201  Filtration Group, Term Loan (First Lien) ...................     4.50%         11/20/20         2,874,791
                                                                                                             -------------
                                                                                                                 7,926,920
                                                                                                             -------------

                 MOVIES & ENTERTAINMENT - 1.9%
      2,947,799  Alpha Topco Ltd., New Facility B (USD) .....................     4.50%         04/30/19         2,975,627
        200,000  Lions Gate Entertainment Corp., Loan .......................     5.00%         07/19/20           202,500
        300,000  TWCC Holding Corp., Term Loan (Second Lien) ................     7.00%         06/26/20           290,250
      4,038,750  Village Roadshow Films Ltd., Ultimates
                     Facility Tranche A-2 ...................................     4.75%         11/21/17         4,079,137
                                                                                                             -------------
                                                                                                                 7,547,514
                                                                                                             -------------

                 OIL & GAS REFINING & MARKETING - 0.1%
        390,611  Citgo Petroleum Corp., Term B Loan .........................     8.00%         06/24/15           393,540
                                                                                                             -------------

                 OIL & GAS STORAGE & TRANSPORTATION - 0.2%
        706,692  Fieldwood Energy, LLC, Closing Date Loan ...................     3.88%         09/28/18           707,872
                                                                                                             -------------

                 OTHER DIVERSIFIED FINANCIAL SERVICES - 5.8%
      1,500,000  American Beacon Advisors, Initial Term Loan ................     4.75%         11/22/19         1,500,000
      2,694,000  First American Payment Systems, L.P., Term
                     Loan (First Lien) ......................................     5.75%         10/12/18         2,694,000


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$     4,683,538  First Data Corp., 2021 New Dollar Term Loan ................     4.16%         03/24/21     $   4,686,489
        490,476  Global Cash Access, Inc., Term Loan B ......................     4.00%         03/01/16           491,295
      1,346,625  Guggenheim Investment Management Holdings,
                     LLC, Initial Term Loan .................................     4.25%         07/22/20         1,358,650
      2,780,000  iPayment, Inc., Term Loan ..................................     5.75%         05/08/17         2,728,376
      3,352,319  Moneygram International, Inc., Term Loan ...................     4.25%         03/27/20         3,363,180
      2,079,889  National Finance Partners Corp., Term B Loan ...............     5.25%         07/01/20         2,098,088
      1,750,000  SAM Finance Lux S.A.R.L., Dollar Term Loan .................     4.25%         12/17/20         1,752,923
      2,425,546  Transfirst Holdings, Inc., Term B-1 Loan
                     (First Lien) ...........................................     4.75%         12/27/17         2,426,152
                                                                                                             -------------
                                                                                                                23,099,153
                                                                                                             -------------

                 PACKAGED FOODS & MEATS - 5.1%
        890,142  Bellisio Foods, Inc., Delayed Draw Term Loan ...............     5.25%         08/01/19           889,029
      1,232,504  Bellisio Foods, Inc., Term Loan B ..........................     5.25%         08/01/19         1,230,964
      3,964,698  Blue Buffalo Company Ltd., Term B-3 Loan ...................     4.00%         08/08/19         3,996,098
      3,019,872  Boulder Brands, Inc., Term Loan ............................     5.00%         07/09/20         3,037,478
        700,000  Del Monte Consumer Products, Initial Loan
                     (First Lien) ...........................................     4.25%         02/18/21           700,875
      3,351,977  Ferrara Candy Co., Term Loan B .............................     7.50%         06/06/18         3,209,518
      2,089,500  H.J. Heinz Co., Term B-2 Loan ..............................     3.50%         06/05/20         2,104,377
      1,745,625  JBS USA, LLC, Incremental Term Loan ........................     3.75%         09/18/20         1,737,630
      1,957,669  JBS USA, LLC, Term Loan B ..................................     3.75%         05/25/18         1,952,775
      1,675,000  New HB Acquistion, LLC, Term B Loan ........................     6.75%         04/09/20         1,739,906
                                                                                                             -------------
                                                                                                                20,598,650
                                                                                                             -------------

                 PAPER PACKAGING - 1.7%
        750,000  Exopack Holding Corp., Term Loan B .........................     5.25%         04/30/19           760,080
      5,863,846  Reynolds Consumer Products Holdings, Inc.,
                     Incremental U.S. Term Loan .............................     4.00%         12/01/18         5,903,427
                                                                                                             -------------
                                                                                                                 6,663,507
                                                                                                             -------------

                 PHARMACEUTICALS - 5.3%
      1,363,636  Akorn, Inc., Term Loan B ...................................     4.50%         08/27/20         1,372,159
      3,546,791  Catalent Pharma Solutions, Inc., C Term Loan ...............     4.25%         09/15/17         3,567,468
      1,200,000  Endo Pharmaceuticals Holdings, Inc., Term
                     Loan B .................................................     3.25%         12/12/20         1,197,504
      3,614,977  IMS Healthcare, Tranche B-1 Dollar Term Loan ...............     3.75%         09/01/17         3,613,170
      5,285,800  Par Pharmaceutical, Inc., Term B-2 Loan ....................     4.00%         09/30/19         5,289,923
      1,400,000  Patheon, Inc., Term Loan B .................................     4.25%         01/31/21         1,395,632
        666,667  Salix Pharmaceuticals, Term Loan ...........................     4.25%         01/02/20           672,500


                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
$       592,500  Valeant Pharmaceuticals International, Inc.,
                     Series C-2 Tranche B Term Loan .........................     3.75%         12/11/19     $     593,981
      1,205,344  Valeant Pharmaceuticals International, Inc.,
                     Series D-2 Tranche B Term Loan .........................     3.75%         02/13/19         1,208,550
      2,304,688  Valeant Pharmaceuticals International, Inc.,
                     Series E-1 Tranche B Term Loan .........................     3.75%         08/05/20         2,316,787
                                                                                                             -------------
                                                                                                                21,227,674
                                                                                                             -------------

                 PROPERTY & CASUALTY INSURANCE - 1.2%
        194,886  Cunningham Lindsey Group Ltd., Initial Loan
                     (Second Lien) ..........................................     9.25%         06/10/20           194,643
      2,934,271  Cunningham Lindsey U.S., Inc., Initial Term
                     Loan (First Lien) ......................................     5.00%         12/10/19         2,919,599
      1,200,000  Sedgwick CMS Holdings, Inc., Second Lien
                     Term Loan ..............................................     6.75%         02/15/22         1,211,352
        400,000  Sedgwick CMS Holdings, Inc., Term Loan B
                                                                                  3.75%         02/15/21           397,900
                                                                                                             -------------
                                                                                                                 4,723,494
                                                                                                             -------------

                 PUBLISHING - 2.4%
        714,000  McGraw Hill Global Education, LLC, Term B Loan .............     9.00%         03/22/19           723,996
      2,000,000  MergerMarket Group, Initial Term Loan (First Lien) .........     4.50%         02/04/21         2,002,500
      6,750,000  Tribune Co., Term Loan .....................................     4.00%         12/27/20         6,743,655
        757,652  Yell Group, PLC, Facility B1 (d) (g) .......................     0.00%         07/31/14           167,888
                                                                                                             -------------
                                                                                                                 9,638,039
                                                                                                             -------------

                 REAL ESTATE OPERATING COMPANIES - 0.9%
      3,763,303  ClubCorp Club Operations, Inc., New Term Loan ..............     4.25%         07/24/20         3,777,415
                                                                                                             -------------

                 REAL ESTATE SERVICES - 0.1%
        496,250  Realogy Corp., Term Loan B .................................     4.50%         02/12/20           497,367
                                                                                                             -------------

                 RESEARCH & CONSULTING SERVICES - 3.4%
      4,289,475  Acosta, Inc., Term B Loan ..................................     4.25%         03/03/18         4,304,488
        947,895  Advantage Sales & Marketing, Inc., 2013
                     Other Term Loan (Second Lien) ..........................     8.25%         06/17/18           959,156
      4,748,251  Advantage Sales & Marketing, Inc., 2013 Term
                     Loan (First Lien) ......................................     4.25%         12/18/17         4,765,059
        600,000  CPA Global, Initial Dollar Term Loan (First
                     Lien) ..................................................     4.50%         12/03/20           603,498
      1,828,988  Information Resources, Inc., Term Loan .....................     4.75%         09/30/20         1,835,079
      1,321,600  Property Data, Inc., Term Loan .............................     7.00%         01/04/17         1,317,199
                                                                                                             -------------
                                                                                                                13,784,479
                                                                                                             -------------

                 RESTAURANTS - 1.5%
      4,561,585  Focus Brands, Inc., Refinancing Term Loan
                     (First Lien) ...........................................     4.25%         02/21/18         4,578,691


Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 RESTAURANTS (CONTINUED)
$     1,450,000  Focus Brands, Inc., Term Loan (Second Lien) ................    10.25%         08/21/18     $   1,471,750
                                                                                                             -------------
                                                                                                                 6,050,441
                                                                                                             -------------

                 RETAIL REITS - 0.9%
        800,000  Capital Automotive L.P., Term Loan (Second Lien) ...........     6.00%         04/30/20           826,000
      2,589,984  Capital Automotive L.P., Tranche B-1 Term
                     Loan Facility ..........................................     4.00%         04/10/19         2,596,459
                                                                                                             -------------
                                                                                                                 3,422,459
                                                                                                             -------------

                 SECURITY & ALARM SERVICES - 0.2%
        182,875  Garda World Security, Term B Delayed Draw Loan .............     5.25%         11/06/20           183,027
        714,875  Garda World Security, Term Loan B ..........................     4.00%         10/18/20           715,468
                                                                                                             -------------
                                                                                                                   898,495
                                                                                                             -------------

                 SEMICONDUCTORS - 1.7%
      5,359,500  Freescale Semiconductor, Inc., Tranche B-4
                     Term Loan ..............................................     5.00%         03/01/20         5,377,079
      1,496,250  Freescale Semiconductor, Inc., Tranche B5
                     Term Loan ..............................................     5.00%         01/15/21         1,513,083
                                                                                                             -------------
                                                                                                                 6,890,162
                                                                                                             -------------

                 SPECIALIZED CONSUMER SERVICES - 2.7%
      7,051,155  Asurion, LLC, Incremental Tranche B-1 Term Loan ............     4.50%         05/24/19         7,061,238
      1,058,824  Asurion, LLC, New (Second Lien) Term Loan ..................     8.50%         02/28/21         1,091,912
        870,000  Coinmach Services, Initial Term Loan (First Lien) ..........     4.25%         11/14/19           870,722
      1,935,073  Expert Global Solutions, Inc., Term B
                     Advance (First Lien) ...................................     8.50%         04/03/18         1,922,166
                                                                                                             -------------
                                                                                                                10,946,038
                                                                                                             -------------

                 SPECIALIZED FINANCE - 2.8%
      2,519,585  AlixPartners, LLP, 2014 January Replacement
                     Term B-2 Loan (First Lien) .............................     4.00%         07/10/20         2,529,034
      1,200,000  Delos Aircraft, Inc., Term Loan B ..........................     3.50%         02/28/21         1,203,600
      1,891,750  Duff & Phelps Corp., Initial Term Loan .....................     4.50%         04/23/20         1,891,750
      2,951,406  Fly Funding II S.a.r.l., Loan ..............................     4.50%         08/09/19         2,991,988
      2,500,000  Flying Fortress, Inc., New Loans ...........................     3.50%         06/30/17         2,508,325
                                                                                                             -------------
                                                                                                                11,124,697
                                                                                                             -------------

                 SPECIALTY CHEMICALS - 4.0%
        720,610  AI Chem & Cy S.C.A., Tranche B-1 Term Loan .................     4.50%         10/04/19           723,615
        373,890  AI Chem & Cy S.C.A., Tranche B-2 Term Loan .................     4.50%         10/04/19           375,449


                See Notes to Quarterly Portfolio of Investments          Page 11

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 SPECIALTY CHEMICALS (CONTINUED)
$     1,285,288  Axalta Coating Systems Dutch Holdings
                     B.B.V. & Axalta Coating Systems U.S.
                     Holdings, Inc., Refinanced Term B Loan .................     4.00%         02/01/20     $   1,289,876
      3,555,665  AZ Chemicals, Inc., Term Loan ..............................     5.25%         12/22/17         3,573,443
      2,955,007  Emerald Performance Materials, LLC, Term
                     Loan (First Lien) ......................................     6.75%         05/18/18         2,969,782
        796,000  Macdermid, Inc., Tranche B Term Loan (First
                     Lien) ..................................................     4.00%         06/07/20           799,184
      2,506,064  Nusil Technology, LLC, Term Loan ...........................     5.25%         04/07/17         2,476,317
      1,451,250  Omnova Solutions, Inc., Term B-1 Loan ......................     4.25%         05/31/18         1,456,692
      1,146,338  Taminco Global Chemical Corp., Initial
                     Tranche B-3 Dollar Term Loan ...........................     3.25%         02/15/19         1,145,982
      1,293,500  Tata Chemicals, Term Loan ..................................     3.75%         08/07/20         1,296,734
                                                                                                             -------------
                                                                                                                16,107,074
                                                                                                             -------------

                 STEEL - 0.9%
      3,456,338  FMG Resources, Loan ........................................     4.25%         06/30/19         3,487,306
                                                                                                             -------------

                 SYSTEMS SOFTWARE - 4.6%
        580,645  Applied Systems, Inc., Initial Term Loan
                     (First Lien) ...........................................     4.25%         01/25/21           584,274
        550,000  Applied Systems, Inc., Initial Term Loan
                     (Second Lien) ..........................................     7.50%         01/24/22           561,412
        646,180  Blue Coat Systems, Inc., Term Loan B
                     (February 2014) ........................................     4.00%         05/30/19           647,796
      7,030,556  BMC Software, Initial US Term Loan .........................     5.00%         09/10/20         7,046,656
      2,050,714  Sungard Data Systems, Inc., Tranche D Term
                     Loan ...................................................     4.50%         01/31/20         2,053,278
      4,286,608  Vertafore, Inc., Term Loan 2013 ............................     4.25%         10/03/19         4,301,611
      1,782,000  Wall Street Systems, Inc., Term Loan (First
                     Lien) ..................................................     5.75%         10/25/19         1,786,455
      1,492,500  Websense, Term Loan (First Lien) ...........................     4.50%         06/25/20         1,503,694
                                                                                                             -------------
                                                                                                                18,485,176
                                                                                                             -------------

                 TIRES & RUBBER - 0.5%
      2,142,857  Goodyear Tire & Rubber Co., Loan (Second Lien) .............     4.75%         04/30/19         2,162,679
                                                                                                             -------------

                 TRUCKING - 1.5%
      2,262,857  Hertz Corp., Tranche B-1 Term Loan .........................     3.75%         03/11/18         2,265,663
      2,679,750  SIRVA, Inc., Loan ..........................................     7.50%         03/27/19         2,726,646
        958,370  Swift Transportation Co., Inc., Tranche B-2
                     Term Loan (2013) .......................................     4.00%         12/21/17           967,359
                                                                                                             -------------
                                                                                                                 5,959,668
                                                                                                             -------------

                 WIRELESS TELECOMMUNICATION SERVICES - 1.9%
      2,189,000  Cricket Communications, Inc., Term Loan C ..................     4.75%         03/08/20         2,190,029
        696,500  LTS Buyer, LLC, Term B Loan (First Lien) ...................     4.00%         04/13/20           695,198
      2,879,481  Syniverse Holdings, Inc., Term Loan B
                     (September 2013) .......................................     4.00%         04/23/19         2,885,470


Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                            RATE (b)     MATURITY (c)        VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$     1,934,195  Syniverse Holdings, Inc., Tranche B Term Loan ..............     4.00%         04/23/19     $   1,940,849
                                                                                                             -------------
                                                                                                                 7,711,546
                                                                                                             -------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ...............................................     588,138,944
                 (Cost $587,506,832)                                                                         -------------

   PRINCIPAL                                                                     STATED         STATED
     VALUE                               DESCRIPTION                             COUPON        MATURITY          VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------
CORPORATE BONDS AND NOTES - 2.4%

                 AUTO PARTS & EQUIPMENT - 0.1%
        250,000  American Axle & Manufacturing, Inc. ........................     6.25%         03/15/21           268,750
                                                                                                             -------------

                 CABLE & SATELLITE - 0.3%
      1,000,000  CCO Holdings, LLC/CCO Holdings Capital Corp. ...............     6.50%         04/30/21         1,073,750
                                                                                                             -------------

                 CASINOS & GAMING - 0.5%
      1,000,000  Caesars Entertainment Resort Properties, LLC (e) ...........     8.00%         10/01/20         1,068,750
      1,000,000  Caesars Entertainment Resort Properties, LLC (e) ...........    11.00%         10/01/21         1,062,500
                                                                                                             -------------
                                                                                                                 2,131,250
                                                                                                             -------------

                 HEALTH CARE EQUIPMENT - 0.3%
      1,000,000  Kinetic Concepts, Inc./KCI USA, Inc. .......................    12.50%         11/01/19         1,160,000
                                                                                                             -------------

                 HEALTH CARE FACILITIES - 0.9%
        350,000  CHS/Community Health Systems, Inc. (e) .....................     6.88%         02/01/22           372,969
        800,000  Tenet Healthcare Corp. (e) .................................     6.00%         10/01/20           861,500
      2,250,000  Vantage Oncology, LLC/Vantage Oncology
                     Finance Co. (e) ........................................     9.50%         06/15/17         2,323,125
                                                                                                             -------------
                                                                                                                 3,557,594
                                                                                                             -------------

                 HOMEBUILDING - 0.0%
        727,273  TOUSA, Inc. (Payment-In-Kind Election Note)
                     (f) (g) (h) (i) ........................................    14.75%         07/01/15                 0
                                                                                                             -------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.1%
        400,000  inVentiv Health, Inc. (e) ..................................     9.00%         01/15/18           428,000
                                                                                                             -------------

                 SPECIALTY CHEMICALS - 0.2%
        850,000  Hexion U.S. Finance Corp. ..................................     6.63%         04/15/20           882,937
                                                                                                             -------------
                 TOTAL CORPORATE BONDS AND NOTES .........................................................       9,502,281
                 (Cost $9,499,813)                                                                           -------------


                See Notes to Quarterly Portfolio of Investments          Page 13

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

     SHARES                                             DESCRIPTION                                              VALUE
---------------  -----------------------------------------------------------------------------------------   -------------
WARRANTS - 0.0%

                 BROADCASTING - 0.0%
          1,449  Cumulus Media, Inc. (f) (h) (j) .........................................................   $       7,812
                                                                                                             -------------
                 TOTAL WARRANTS ..........................................................................           7,812
                 (Cost $0)                                                                                   -------------

COMMON STOCKS - 0.0%

                 DIVERSIFIED CHEMICALS - 0.0%
             20  LyondellBasell Industries N.V., Class A (h) .............................................           1,762
                                                                                                             -------------
                 TOTAL COMMON STOCKS .....................................................................           1,762
                 (Cost $0)                                                                                   -------------

PREFERRED STOCKS - 0.0%

                 HOMEBUILDING - 0.0%
          4,273  TOUSA, Inc. (8.0%, 07/01/15 maturity date, Series A Convertible
                 Payment-In-Kind Preferred Stock) (f) (g) (h) (j) ........................................               0
                                                                                                             -------------
                 TOTAL PREFERRED STOCKS ..................................................................               0
                 (Cost $2,563,636) .......................................................................   -------------

                 TOTAL INVESTMENTS - 149.2% ..............................................................     597,650,799
                 (Cost $599,570,281) (k)

                 OUTSTANDING LOAN - (44.2%) ..............................................................    (177,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (5.0%) ...............................................     (20,117,309)
                                                                                                             -------------
                 NET ASSETS - 100.0% .....................................................................   $ 400,533,490
                                                                                                             =============

---------------------------------------

      (a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

      (b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at February 28, 2014. When a range of rates is disclosed the Fund holds more than one contract within the same tranche at varying rates.

      (c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

      (d) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

      (e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2014, securities noted as such amounted to $6,116,844 or 1.53% of net assets.


Page 14         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)


      (f) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

      (g)   This issuer has filed for protection in federal bankruptcy court.

      (h) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

      (i) This Note is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually, however, the issuer is in default and income is not being accrued.

      (j)   Non-income producing security.

      (k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,425,017 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,344,499.




                See Notes to Quarterly Portfolio of Investments          Page 15

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2        LEVEL 3
                                                          TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                        2/28/2014       PRICES         INPUTS         INPUTS
                                                       ------------   -----------   ------------   ------------
Senior Floating-Rate Loan Interests:
Senior Floating-Rate Loan Interests:
     Life Sciences Tools & Services                    $ 19,142,868   $        --   $  9,192,868   $  9,950,000
     Other Industry Categories*                         568,996,076            --    568,996,076             --
                                                       ------------   -----------   ------------   ------------
     Total Senior Floating-Rate Loan Interests          588,138,944            --    578,188,944      9,950,000
Corporate Bonds and Notes*                                9,502,281            --      9,502,281             -- **
Warrants*                                                     7,812            --          7,812             --
Common Stocks*                                                1,762         1,762             --             --
Preferred Stocks*                                                --            --             --             -- **
                                                       ------------   -----------   ------------   ------------
TOTAL INVESTMENTS                                      $597,650,799   $     1,762   $587,699,037   $  9,950,000
                                                       ============   ===========   ============   ============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at February 28, 2014. Level 3 Senior Floating-Rate Loan Interests are valued based on third party pricing service prices obtained from dealer runs and indicative sheets from brokers and are typically loan interests that are less liquid.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2013
     Senior Floating-Rate Loan Interests                   $          --
     Corporate Bonds and Notes                                        -- **
     Warrants                                                         --
     Common Stocks                                                    --
     Preferred Stocks                                                 -- **
Net Realized Gain (Loss)
     Senior Floating-Rate Loan Interests                              --
Net Change in Unrealized Appreciation/Depreciation
     Senior Floating-Rate Loan Interests                              --
Purchases
     Senior Floating-Rate Loan Interests                       9,950,000
Sales
     Senior Floating-Rate Loan Interests                              --
Transfers In
     Senior Floating-Rate Loan Interests                              --
Transfers Out
     Senior Floating-Rate Loan Interests                              --
                                                           -------------
ENDING BALANCE AT FEBRUARY 28, 2014
     Senior Floating-Rate Loan Interests                       9,950,000
     Corporate Bonds and Notes                                        -- **
     Warrants                                                         --
     Common Stocks                                                    --
     Preferred Stocks                                                 -- **
                                                           -------------
Total Level 3 holdings                                     $   9,950,000
                                                           =============

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**  Market value is less than $1.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         FEBRUARY 28, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

                      2.VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value, in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded, or for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's


1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         FEBRUARY 28, 2014 (UNAUDITED)


"fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of February 28, 2014.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded delayed draw loan commitments as of February 28, 2014.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         FEBRUARY 28, 2014 (UNAUDITED)


D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2014, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                                  % OF
                                                                                                               NET ASSETS
                                                                                                               APPLICABLE
                                            ACQUISITION    PRINCIPAL      VALUE       CURRENT                  TO COMMON
SECURITY                                        DATE     VALUE/SHARES   PER SHARE  CARRYING COST     VALUE       SHARES
------------------------------------------- ------------ ------------- ----------- -------------- ----------- ------------
Cumulus Media, Inc. - Warrants                6/29/09          1,449   $      5.39 $           -- $     7,812     0.00% *
LyondellBasell Industries N.V., Class A
      Common Stock                           12/17/12             20          88.1             --       1,762     0.00  *
TOUSA, Inc. - Notes                          7/31/07(1)  $   727,273            --        436,364          --     0.00
TOUSA, Inc. - Preferred Stock                7/31/07(1)        4,273            --      2,563,636          --     0.00
                                                                                   -------------- ----------- ------------
                                                                                   $    3,000,000 $     9,574     0.00% *
                                                                                   ============== =========== ============

*     Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
              ---------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 17, 2014
     -------------------

*Print the name and title of each signing officer under his or her signature.